Sanford C. Bernstein Fund II, Inc.

Schedule of Investments

Intermediate Duration Institutional Portfolio

December 31, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 35.6%
Malaysia – 0.2%
Malaysia Government Bond Series 117 3.882%, 03/10/2022	MYR	9,375	$2,258,902

United States – 35.4%
U.S. Treasury Bonds 1.75%, 08/15/2041	U.S.$	19,202	18,673,945
1.875%, 02/15/2051		10,742	10,676,243
2.00%, 11/15/2041-08/15/2051		11,960	12,211,188
2.25%, 08/15/2046-08/15/2049		17,947	19,255,369
2.375%, 11/15/2049		4,905	5,411,595
2.50%, 02/15/2046-05/15/2046		6,259	6,942,961
2.75%, 08/15/2042		190	217,313
2.875%, 05/15/2043-11/15/2046		603	712,694
3.00%, 05/15/2042-02/15/2048		7,025	8,561,154
3.00%, 05/15/2047(a)		1,447	1,763,305
3.125%, 02/15/2043-08/15/2044		330	399,614
3.375%, 05/15/2044		646	815,776
3.50%, 02/15/2039		8,105	10,184,439
3.625%, 08/15/2043-02/15/2044		1,981	2,579,392
3.75%, 11/15/2043		295	391,474
4.375%, 02/15/2038-11/15/2039		11,639	16,237,047
4.50%, 02/15/2036		1,074	1,477,482
4.75%, 02/15/2037		1,525	2,165,977
5.25%, 11/15/2028(b)		2,645	3,309,556
5.375%, 02/15/2031		3,646	4,876,391
U.S. Treasury Notes 0.125%, 03/31/2023		75,755	75,388,062
0.875%, 11/15/2030		2,325	2,213,377
1.25%, 11/30/2026-08/15/2031		29,139	28,982,784
1.375%, 11/15/2031		5,114	5,056,171
1.50%, 02/15/2030		10,851	10,920,514
1.625%, 11/15/2022-05/15/2031		58,607	59,595,619
1.75%, 05/31/2022-11/15/2029		5,105	5,164,774
1.875%, 04/30/2022(b)		2,580	2,594,513
2.125%, 12/31/2022		2,995	3,045,073
2.25%, 02/15/2027		1,975	2,070,047
2.625%, 02/15/2029		8,921	9,650,013
2.75%, 11/15/2023		160	166,050
2.875%, 05/15/2028		2,786	3,037,175

			334,747,087

Total Governments – Treasuries (cost $328,259,129)			337,005,989

CORPORATES - INVESTMENT GRADE – 23.0%
Industrial – 13.6%
Basic – 1.4%
Alpek SAB de CV 3.25%, 02/25/2031(c)		469	469,821
4.25%, 09/18/2029(c)		251	266,578
Braskem Netherlands Finance BV 4.50%, 01/31/2030(c)		500	531,750
Dow Chemical Co. (The) 4.375%, 11/15/2042		87	103,761

	Principal Amount (000)		U.S. $ Value
GUSAP III LP 4.25%, 01/21/2030(c)	U.S.$	1,190	$1,260,879
Industrias Penoles SAB de CV 4.75%, 08/06/2050(c)		463	505,914
Inversiones CMPC SA 3.85%, 01/13/2030(c)		200	208,163
4.375%, 04/04/2027(c)		1,103	1,209,715
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(c)		322	331,519
LYB International Finance BV 4.00%, 07/15/2023		187	195,385
LyondellBasell Industries NV 5.75%, 04/15/2024		568	618,569
Orbia Advance Corp. SAB de CV 4.00%, 10/04/2027(c)		750	801,469
Suzano Austria GmbH 2.50%, 09/15/2028		2,416	2,330,685
3.75%, 01/15/2031		343	348,102
WRKCo, Inc. 4.00%, 03/15/2028		1,732	1,911,574
Yamana Gold, Inc. 2.63%, 08/15/2031(c)		1,768	1,706,686

			12,800,570

Capital Goods – 0.6%
Flowserve Corp. 2.80%, 01/15/2032		1,227	1,195,270
Parker-Hannifin Corp. 3.25%, 06/14/2029		743	786,948
Raytheon Technologies Corp. 4.125%, 11/16/2028		2,242	2,508,955
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		270	281,799
4.40%, 03/15/2024		1,145	1,213,780

			5,986,752

Communications - Media – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		765	857,550
5.125%, 07/01/2049		467	540,837
Discovery Communications LLC 4.65%, 05/15/2050		152	178,861
5.20%, 09/20/2047		509	629,394
5.30%, 05/15/2049		222	280,690
Fox Corp. 4.709%, 01/25/2029		700	800,184
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028		519	596,040
Prosus NV 3.68%, 01/21/2030(c)		639	657,491
4.027%, 08/03/2050(c)		485	461,811
Tencent Holdings Ltd. 1.81%, 01/26/2026(c)		1,256	1,251,133

	Principal Amount (000)		U.S. $ Value
2.39%, 06/03/2030(c)	U.S.$	1,050	$1,028,213
3.24%, 06/03/2050(c)		1,022	964,704
Time Warner Cable LLC 4.50%, 09/15/2042		505	548,950
Weibo Corp. 3.375%, 07/08/2030		3,313	3,268,068

			12,063,926

Communications - Telecommunications – 0.4%
AT&T, Inc. 3.65%, 09/15/2059		1,140	1,150,762
4.30%, 12/15/2042		1,225	1,381,530
Empresa Nacional de Telecomunicaciones SA 4.75%, 08/01/2026(c)		988	1,067,843
T-Mobile USA, Inc. 2.625%, 02/15/2029		291	286,440
3.375%, 04/15/2029(c)		171	174,504

			4,061,079

Consumer Cyclical - Automotive – 0.7%
General Motors Co. 6.125%, 10/01/2025		278	319,633
General Motors Financial Co., Inc. 4.30%, 07/13/2025		275	296,456
5.25%, 03/01/2026		600	672,948
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(c)		2,504	2,623,791
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(c)		2,084	2,250,324

			6,163,152

Consumer Cyclical - Other – 0.5%
Las Vegas Sands Corp. 3.90%, 08/08/2029		2,303	2,316,219
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		1,161	1,307,460
MDC Holdings, Inc. 6.00%, 01/15/2043		968	1,221,307

			4,844,986

Consumer Cyclical - Retailers – 0.4%
InRetail Consumer 3.25%, 03/22/2028(c)		813	806,293
Lowe’s Cos., Inc. 3.65%, 04/05/2029		774	848,296
Ross Stores, Inc. 4.70%, 04/15/2027		1,925	2,170,476

			3,825,065

Consumer Non - Cyclical – 1.4%
Ahold Finance USA LLC 6.875%, 05/01/2029		120	156,084

	Principal Amount (000)		U.S. $ Value
Altria Group, Inc. 3.40%, 05/06/2030	U.S.$	1,745	$1,812,095
4.80%, 02/14/2029		1,204	1,359,762
BAT Capital Corp. 2.259%, 03/25/2028		2,706	2,639,811
2.726%, 03/25/2031		1,061	1,030,528
Baxalta, Inc. 3.60%, 06/23/2022		5	5,044
Biogen, Inc. 3.625%, 09/15/2022		11	11,225
Cencosud SA 5.15%, 02/12/2025(c)		1,704	1,836,912
Cigna Corp. 4.375%, 10/15/2028		740	841,232
CVS Health Corp. 4.30%, 03/25/2028		87	97,697
HCA, Inc. 5.25%, 06/15/2026		20	22,498
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(c)		469	465,336
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,480	1,447,928
Sigma Alimentos SA de CV 4.125%, 05/02/2026(c)		221	233,818
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		1,378	1,458,296

			13,418,266

Energy – 3.7%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		2,985	2,883,629
ConocoPhillips Co. 6.95%, 04/15/2029		85	111,814
Continental Resources, Inc./OK 2.875%, 04/01/2032(c)		1,353	1,324,059
5.75%, 01/15/2031(c)		1,006	1,185,792
Devon Energy Corp. 5.60%, 07/15/2041		1,190	1,498,079
Enbridge Energy Partners LP 7.375%, 10/15/2045		1,713	2,670,944
Energy Transfer LP 3.60%, 02/01/2023		100	102,062
4.75%, 01/15/2026		1,425	1,558,565
6.25%, 04/15/2049		882	1,153,418
Eni SpA 4.25%, 05/09/2029(c)		1,163	1,306,584
Marathon Oil Corp. 6.80%, 03/15/2032		1,800	2,323,152
Marathon Petroleum Corp. 5.125%, 12/15/2026		2,794	3,186,082
6.50%, 03/01/2041		415	572,389
MPLX LP 5.20%, 03/01/2047		2,687	3,288,404

	Principal Amount (000)		U.S. $ Value
Oleoducto Central SA 4.00%, 07/14/2027(c)	U.S.$	491	$488,177
ONEOK Partners LP 6.125%, 02/01/2041		73	92,462
ONEOK, Inc. 4.00%, 07/13/2027		1,720	1,860,266
4.35%, 03/15/2029		1,012	1,110,296
6.35%, 01/15/2031		263	331,541
Phillips 66 4.30%, 04/01/2022		65	65,611
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		1,059	1,101,328
4.50%, 12/15/2026		683	749,797
Suncor Energy, Inc. 6.80%, 05/15/2038		1,377	1,934,479
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(c)		415	414,295
TransCanada PipeLines Ltd. 6.10%, 06/01/2040		2,167	3,006,799
Williams Cos., Inc. (The) 3.50%, 11/15/2030		402	429,384

			34,749,408

Other Industrial – 0.2%
Alfa SAB de CV 5.25%, 03/25/2024(c)		915	967,212
CITIC Ltd. 2.85%, 02/25/2030(c)		889	904,446

			1,871,658

Services – 0.5%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		1,972	1,905,248
Expedia Group, Inc. 4.625%, 08/01/2027		1,052	1,175,641
6.25%, 05/01/2025(c)		49	55,306
Global Payments, Inc. 3.20%, 08/15/2029		845	879,822
IHS Markit Ltd. 4.25%, 05/01/2029		411	465,614
4.75%, 08/01/2028		83	95,968

			4,577,599

Technology – 2.2%
Baidu, Inc. 1.625%, 02/23/2027		719	698,552
3.425%, 04/07/2030		203	213,195
Broadcom, Inc. 3.137%, 11/15/2035(c)		323	324,683
3.187%, 11/15/2036(c)		1,539	1,543,986
4.11%, 09/15/2028		1,113	1,221,262
4.15%, 11/15/2030		1,572	1,743,348

	Principal Amount (000)		U.S. $ Value
Dell International LLC/EMC Corp. 6.02%, 06/15/2026	U.S.$	918	$1,063,732
Fiserv, Inc. 3.50%, 07/01/2029		2,539	2,730,720
Infor, Inc. 1.75%, 07/15/2025(c)		649	645,904
Kyndryl Holdings, Inc. 2.05%, 10/15/2026(c)		2,545	2,481,782
Micron Technology, Inc. 4.185%, 02/15/2027		1,267	1,391,052
NXP BV/NXP Funding LLC 5.55%, 12/01/2028(c)		1,300	1,557,806
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030(c)		875	931,766
Oracle Corp. 2.875%, 03/25/2031		1,479	1,486,410
3.95%, 03/25/2051		1,632	1,698,194
SK Hynix, Inc. 2.375%, 01/19/2031(c)		532	512,316
Western Digital Corp. 3.10%, 02/01/2032		722	727,198

			20,971,906

Transportation - Airlines – 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(c)		819	861,245
4.75%, 10/20/2028(c)		951	1,040,251

			1,901,496

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		255	270,754
5.875%, 07/05/2034(c)		415	473,624

			744,378

Transportation - Services – 0.0%
ENA Master Trust 4.00%, 05/19/2048(c)		380	381,734

			128,361,975

Financial Institutions – 8.8%
Banking – 5.4%
ABN AMRO Bank NV 4.75%, 07/28/2025(c)		269	293,543
Banco de Credito del Peru 3.125%, 07/01/2030(c)		1,447	1,429,636
Banco Santander SA 3.49%, 05/28/2030		200	211,742
Bank of America Corp. 2.299%, 07/21/2032		924	907,396
2.687%, 04/22/2032		2,071	2,103,618
Series DD 6.30%, 03/10/2026(d)		335	377,505

	Principal Amount (000)		U.S. $ Value
Series Z 6.50%, 10/23/2024(d)	U.S.$	524	$572,114
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(d)		392	419,479
Barclays Bank PLC 6.86%, 06/15/2032(c) (d)		226	305,385
BNP Paribas SA 2.871%, 04/19/2032(c)		1,587	1,607,805
Citigroup, Inc. 3.98%, 03/20/2030		941	1,038,036
4.075%, 04/23/2029		1,397	1,540,360
5.95%, 01/30/2023(d)		481	495,791
Series W 4.00%, 12/10/2025(d)		788	793,193
Series Y 4.15%, 11/15/2026(d)		139	141,242
Citizens Financial Group, Inc. 4.30%, 12/03/2025		2,795	3,039,171
Credit Suisse Group AG 3.091%, 05/14/2032(c)		2,591	2,633,985
4.194%, 04/01/2031(c)		799	881,545
Danske Bank A/S 3.875%, 09/12/2023(c)		1,744	1,817,021
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		958	956,793
3.961%, 11/26/2025		385	407,207
Discover Bank 4.682%, 08/09/2028		386	403,598
Fifth Third Bancorp 3.50%, 03/15/2022		41	41,141
Goldman Sachs Group, Inc. (The) 2.383%, 07/21/2032		739	727,701
2.615%, 04/22/2032		1,862	1,871,459
3.75%, 02/25/2026		210	225,954
Series V 4.125%, 11/10/2026(d)		764	774,757
HSBC Holdings PLC 4.292%, 09/12/2026		466	503,205
4.583%, 06/19/2029		896	1,003,807
6.375%, 03/30/2025(d)		3,579	3,865,535
JPMorgan Chase & Co. 2.58%, 04/22/2032		2,363	2,392,443
2.956%, 05/13/2031		1,256	1,299,822
Series I 3.599% (LIBOR 3 Month + 3.47%), 04/30/2022(d) (e)		820	822,157
Series V 3.45% (LIBOR 3 Month + 3.32%), 04/01/2022(d) (e)		401	401,196
Series Z 3.932% (LIBOR 3 Month + 3.80%), 02/01/2022(d) (e)		673	673,922
Lloyds Banking Group PLC 4.05%, 08/16/2023		250	261,852

	Principal Amount (000)		U. S. $ Value
Mizuho Financial Group, Inc. 2.226%, 05/25/2026	U.S.$	386	$391,111
Morgan Stanley Series F 3.875%, 04/29/2024		335	355,432
Series G 3.772%, 01/24/2029		2,304	2,508,687
Series H 3. 734% (LIBOR 3 Month + 3.61%), 01/18/2022(d) (e)		192	192,071
Natwest Group PLC Series U 2.544% (LIBOR 3 Month + 2.32%), 09/30/2027(d) (e)		800	794,192
Santander Holdings USA, Inc. 4.40%, 07/13/2027		911	1,001,116
Santander UK Group Holdings PLC 3.373%, 01/05/2024		1,150	1,174,978
Standard Chartered PLC 1.639% (LIBOR 3 Month + 1.51%), 01/30/2027(c) (d) (e)		400	385,280
7.75%, 04/02/2023(c) (d)		200	212,208
UBS AG/Stamford CT 7.625%, 08/17/2022		1,584	1,648,342
UBS Group AG 7.00%, 01/31/2024-02/19/2025(c) (d)		456	498,247
UniCredit SpA 2.569%, 09/22/2026(c)		1,509	1,510,645
3.127%, 06/03/2032(c)		484	477,916
US Bancorp Series J 5.30%, 04/15/2027(d)		723	780,008
Wells Fargo & Co. 2.188%, 04/30/2026		843	858,924
3.584%, 05/22/2028		559	601,115
Series BB 3.90%, 03/15/2026(d)		635	649,662

			51,281,050

Brokerage – 0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(d)		1,949	1,993,691

Finance – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032		1,320	1,346,136
6.50%, 07/15/2025		245	280,170
Air Lease Corp. 2.10%, 09/01/2028		702	678,876
2.875%, 01/15/2026		175	180,486
3.625%, 04/01/2027		76	79,991
Aircastle Ltd. 2.85%, 01/26/2028(c)		2,065	2,080,198
4.125%, 05/01/2024		359	375,543

	Principal Amount (000)		U.S. $ Value
4.25%, 06/15/2026	U.S.$	128	$137,239
5.25%, 08/11/2025(c)		906	996,075
Aviation Capital Group LLC 1.95%, 01/30/2026-09/20/2026(c)		1,521	1,485,069
3.50%, 11/01/2027(c)		318	327,737
4.125%, 08/01/2025(c)		10	10,570
4.375%, 01/30/2024(c)		312	327,388
4.875%, 10/01/2025(c)		350	378,949
5.50%, 12/15/2024(c)		879	962,074
CDBL Funding 1 3.50%, 10/24/2027(c)		1,460	1,518,838
Synchrony Financial 2.875%, 10/28/2031		1,255	1,251,787
4.50%, 07/23/2025		873	943,792

			13,360,918

Insurance – 1.0%
Anthem, Inc. 3.30%, 01/15/2023		33	33,893
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(c)		868	1,126,933
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(c)		11	12,188
MetLife Capital Trust IV 7.875%, 12/15/2037(c)		970	1,324,234
MetLife, Inc. 10.75%, 08/01/2039		25	42,305
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(c)		377	651,396
Prudential Financial, Inc. 5.20%, 03/15/2044		462	486,163
5.375%, 05/15/2045		139	149,162
5.625%, 06/15/2043		289	300,835
5.875%, 09/15/2042		2,353	2,406,554
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(c)		1,400	1,569,764
Voya Financial, Inc. 5.65%, 05/15/2053		742	771,546

			8,874,973

Other Finance – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		351	381,239

REITs – 0.7%
Digital Realty Trust LP 3.60%, 07/01/2029		1,584	1,720,905
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		1,181	1,187,035
Host Hotels & Resorts LP Series E 4.00%, 06/15/2025 Series I		1,049	1,113,157

	Principal Amount (000)		U.S. $ Value
3.50%, 09/15/2030	U.S.$	298	$306,019
Series J 2.90%, 12/15/2031		480	464,242
Vornado Realty LP 3.40%, 06/01/2031		2,003	2,064,071

			6,855,429

			82,747,300

Utility – 0.6%
Electric – 0.6%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(c)		487	506,571
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(c)		1,040	843,245
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		920	925,318
Engie Energia Chile SA 3.40%, 01/28/2030(c)		981	986,702
Entergy Corp. 1.90%, 06/15/2028		2,291	2,246,624

			5,508,460

Other Utility – 0.0%
American Water Capital Corp. 3.45%, 06/01/2029		438	472,777

			5,981,237

Total Corporates - Investment Grade (cost $213,074,359)			217,090,512

COMMERCIAL MORTGAGE-BACKED SECURITIES – 8.6%
Non-Agency Fixed Rate CMBS – 6.1%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(c)		740	673,329
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		211	224,267
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4 3.544%, 11/15/2050		2,005	2,164,709
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058		2,808	2,950,957
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(c)		2,495	2,543,485

Citigroup Commercial Mortgage Trust Series 2013-GC11, Class B 3.732%, 04/10/2046		1,140	1,161,127

Series 2015-GC27, Class A5

	Principal Amount (000)		U.S. $ Value
3.137%, 02/10/2048	U.S.$	1,468	$1,529,362
Series 2015-GC35, Class A4 3.818%, 11/10/2048		630	675,421
Series 2016-C1, Class A4 3.209%, 05/10/2049		2,409	2,538,172
Series 2016-GC36, Class A5 3.616%, 02/10/2049		705	751,769
Series 2018-B2, Class A4 4.009%, 03/10/2051		1,200	1,330,676

Commercial Mortgage Trust Series 2012-CR3, Class E 4.749%, 10/15/2045(c)		889	524,972
Series 2013-SFS, Class A1 1.873%, 04/12/2035(c)		193	193,548
Series 2014-UBS5, Class A4 3.838%, 09/10/2047		1,925	2,031,858
Series 2015-CR24, Class A5 3.696%, 08/10/2048		730	776,344
Series 2015-CR25, Class A4 3.759%, 08/10/2048		999	1,067,916
Series 2015-DC1, Class A5 3.35%, 02/10/2048		1,960	2,054,734
Series 2015-LC21, Class XA 0.674%, 07/10/2048(f)		2,227	44,412
Series 2015-PC1, Class A5 3.902%, 07/10/2050		226	241,332

CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4 3.504%, 06/15/2057		675	711,627
Series 2015-C3, Class A4 3.718%, 08/15/2048		1,165	1,238,775
Series 2015-C4, Class A4 3.808%, 11/15/2048		1,641	1,756,347

GS Mortgage Securities Trust Series 2011-GC5, Class D 5.158%, 08/10/2044(c)		28	13,281
Series 2013-G1, Class A2 3.557%, 04/10/2031(c)		1,499	1,487,215
Series 2014-GC22, Class A5 3.862%, 06/10/2047		1,532	1,610,973
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(g) (h)		488	481,914
Series 2021-1, Class A2 2.435%, 08/15/2026(g) (h)		990	1,002,706
Series 2021-1, Class AS 2.638%, 08/15/2026(g) (h)		59	59,357

JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.548%, 08/15/2046(c)		472	302,739
Series 2014-C21, Class A5 3.775%, 08/15/2047		1,445	1,521,470
Series 2014-C22, Class XA 0.823%, 09/15/2047(f)		5,550	99,047
Series 2015-C30, Class A5 3.822%, 07/15/2048		725	776,855

	Principal Amount (000)		U.S. $ Value
Series 2015-C31, Class A3 3.801%, 08/15/2048	U.S.$	1,895	$2,012,482

JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class D 5.733%, 08/15/2046(c)		24	24,164
Series 2012-C6, Class E 5.122%, 05/15/2045(c)		712	497,307
Series 2012-C8, Class AS 3.424%, 10/15/2045(c)		1,897	1,915,923

LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		147	66,568

LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(c)		939	949,458

Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class A5 3.892%, 06/15/2047		1,345	1,411,061
Series 2014-C19, Class D 3.25%, 12/15/2047(c)		603	581,141
Series 2015-C22, Class A4 3.306%, 04/15/2048		2,000	2,093,805
Series 2015-C25, Class XA 1.047%, 10/15/2048(f)		2,016	61,312

Morgan Stanley Capital I Trust Series 2016-UB12, Class A4 3.596%, 12/15/2049		1,105	1,186,251

UBS Commercial Mortgage Trust Series 2012-C1, Class AS 4.171%, 05/10/2045		1,250	1,250,269
Series 2018-C8, Class A4 3.983%, 02/15/2051		1,320	1,461,053
Series 2018-C9, Class A4 4.117%, 03/15/2051		2,100	2,319,013
Series 2018-C10, Class A4 4.313%, 05/15/2051		1,350	1,513,126

UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045		2,348	2,365,609

Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class C 4.392%, 11/15/2049		1,030	1,078,180

WF-RBS Commercial Mortgage Trust Series 2014-C24, Class AS 3.931%, 11/15/2047		356	370,267
Series 2014-C25, Class A5 3.631%, 11/15/2047		2,100	2,210,611

			57,908,296

Non-Agency Floating Rate CMBS – 2.5%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.11% (LIBOR 1 Month + 1.00%), 06/15/2035(c) (e)		792	792,399

	Principal Amount (000)		U.S. $ Value
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.11% (LIBOR 1 Month + 1.00%), 11/15/2033(c) (e)	U.S.$	2,435	$2,427,497
BBCMS Mortgage Trust Series 2020-BID, Class A 2.25% (LIBOR 1 Month + 2.14%), 10/15/2037(c) (e)		1,998	2,003,615
BCP Trust Series 2021-330N, Class A 0.909% (LIBOR 1 Month + 0.80%), 06/15/2038(c) (e)		368	364,306
BFLD Trust Series 2021-FPM, Class A 1.71% (LIBOR 1 Month + 1.60%), 06/15/2038(c) (e)		2,976	2,974,211
BHMS Series 2018-ATLS, Class A 1.36% (LIBOR 1 Month + 1.25%), 07/15/2035(c) (e)		1,200	1,198,770
Braemar Hotels & Resorts Trust Series 2018-PRME, Class A 0.93% (LIBOR 1 Month + 0.82%), 06/15/2035(c) (e)		900	898,973
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1.11% (LIBOR 1 Month + 1.00%), 04/15/2034(c) (e)		1,042	1,039,691
Series 2019-IMC, Class D
2.01% (LIBOR 1 Month + 1.90%), 04/15/2034(c) (e)		207	204,103
Series 2019-IMC, Class E
2.26% (LIBOR 1 Month + 2.15%), 04/15/2034(c) (e)		839	827,819
BX Trust Series 2018-EXCL, Class A 1.198% (LIBOR 1 Month + 1.09%), 09/15/2037(c) (e)		1,207	1,201,168
CLNY Trust Series 2019-IKPR, Class D 2.135% (LIBOR 1 Month + 2.03%), 11/15/2038(c) (e)		1,450	1,439,082
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.134% (LIBOR 1 Month + 1.03%), 12/19/2030(c) (e)		1,272	1,268,734
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 2.05% (SOFR + 2.00%), 01/25/2051(c) (e)		333	331,007
Great Wolf Trust Series 2019-WOLF, Class A 1.144% (LIBOR 1 Month + 1.03%), 12/15/2036(c) (e)		1,433	1,431,256

	Principal Amount (000)		U.S. $ Value
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.31% (LIBOR 1 Month + 1.20%), 06/15/2038(c) (e)	U.S.$	738	$737,997
Series 2019-SMP, Class A 1.26% (LIBOR 1 Month + 1.15%), 08/15/2032(c) (e)		870	868,942
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035 (h)		1,690	1,726,861
Invitation Homes Trust Series 2018-SFR2, Class C 1.39% (LIBOR 1 Month + 1.28%), 06/17/2037(c) (e)		510	509,434
Series 2018-SFR3, Class C 1.409% (LIBOR 1 Month + 1.30%), 07/17/2037(c) (e)		250	250,056
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.06% (LIBOR 1 Month + 1.95%), 11/15/2026(e) (h)		318	293,419
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 1.61% (LIBOR 1 Month + 1.50%), 07/15/2036(c) (e)		666	666,204

			23,455,544

Total Commercial Mortgage-Backed Securities (cost $80,728,578)			81,363,840

MORTGAGE PASS-THROUGHS – 8.0%
Agency Fixed Rate 30-Year – 7.5%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049-11/01/2049		1,424	1,517,887
Series 2020 3.50%, 01/01/2050		1,715	1,845,163
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		23	25,586
Series 2007 5.50%, 07/01/2035		168	189,213
Series 2016 4.00%, 02/01/2046		1,201	1,301,977
Series 2017 4.00%, 07/01/2044		797	863,248
Series 2018 4.50%, 03/01/2048-11/01/2048		2,473	2,684,209
5.00%, 11/01/2048		529	580,064
Federal National Mortgage Association
Series 2003 5.50%, 04/01/2033-07/01/2033		399	448,459
Series 2004 5.50%, 02/01/2034-11/01/2034		368	415,177
Series 2005

	Principal Amount (000)			U.S. $ Value
5.50%, 02/01/2035	U.S.$	384		$434,257
Series 2006 5.50%, 04/01/2036		75		85,568
Series 2007 5.50%, 05/01/2036-08/01/2037		98		111,167
Series 2008 5.50%, 08/01/2037		1		645
Series 2009 5.00%, 12/01/2039		14		15,140
Series 2010 4.00%, 12/01/2040		510		552,259
5.00%, 06/01/2040		13		14,715
Series 2012 3.50%, 02/01/2042-01/01/2043		5,626		6,068,228
Series 2013 3.50%, 04/01/2043		2,648		2,855,963
4.00%, 10/01/2043		1,777		1,924,460
Series 2015 3.00%, 05/01/2045-08/01/2045		1,645		1,727,681
Series 2018 4.50%, 09/01/2048		2,053		2,229,536
Series 2019 3.50%, 08/01/2049-11/01/2049		4,619		4,919,114
Series 2020 3.50%, 01/01/2050		1,653		1,768,934
Government National Mortgage Association Series 2016 3.00%, 04/20/2046-05/20/2046		859		899,297
Uniform Mortgage-Backed Security Series 2022 2.00%, 01/01/2052, TBA		8,650		8,633,781
2.50%, 01/01/2052, TBA		28,056		28,656,572

				70,768,300

Agency Fixed Rate 15-Year – 0.5%
Federal National Mortgage Association
Series 2016 2.50%, 10/01/2031-12/01/2031		3,257		3,377,480
Series 2017 2.50%, 01/01/2032-02/01/2032		1,753		1,818,706

				5,196,186

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2005 5.50%, 03/01/2025		30		32,275

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Gold
Series 2006 2.595% (LIBOR 12 Month + 2.18%), 12/01/2036(e)		0	**	135
Series 2007 2.475% (LIBOR 12 Month + 2.10%), 03/01/2037(e)		1		592

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association
Series 2007
1.835% (LIBOR 12 Month + 1.46%), 02/01/2037(e)	U.S.$	1	$1,079
2.136% (LIBOR 12 Month + 1.80%), 03/01/2037(e)		1	696

			2,502

Total Mortgage Pass-Throughs (cost $74,691,111)			75,999,263

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.7%
Risk Share Floating Rate – 4.5%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 1.953% (LIBOR 1 Month + 1.85%), 10/25/2028(c) (e)		475	474,778
Series 2019-1A, Class M1B 1.852% (LIBOR 1 Month + 1.75%), 03/25/2029(c) (e)		1,131	1,130,772
Series 2019-3A, Class M1B 1.702% (LIBOR 1 Month + 1.60%), 07/25/2029(c) (e)		781	780,552
Series 2019-3A, Class M1C 2.052% (LIBOR 1 Month + 1.95%), 07/25/2029(c) (e)		300	300,000
Series 2020-3A, Class M1B 2.952% (LIBOR 1 Month + 2.85%), 10/25/2030(c) (e)		292	293,551
Series 2021-1A, Class M1C 3.00% (SOFR + 2.95%), 03/25/2031(c) (e)		1,036	1,063,463
Series 2021-2A, Class M1B 1.55% (SOFR + 1.50%), 06/25/2031(c) (e)		1,892	1,891,935
Series 2021-3A, Class A2 1.05% (SOFR + 1.00%), 09/25/2031(c) (e)		1,894	1,881,266
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M1 0.90% (SOFR + 0.85%), 12/25/2041 (c) (e)		2,983	2,981,558
Eagle Re Ltd. Series 2018-1, Class M2 3.102% (LIBOR 1 Month + 3.00%), 11/25/2028(c) (e)		217	218,392
Series 2020-1, Class M1A 1.002% (LIBOR 1 Month + 0.90%), 01/25/2030(c) (e)		1,700	1,690,853
Series 2021-2, Class M1B 2.10% (SOFR + 2.05%), 04/25/2034(c) (e)		650	651,113

	Principal Amount (000)		U.S. $ Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 3.403% (LIBOR 1 Month + 3.30%), 10/25/2027(e)	U.S.$	549	$557,755
Series 2016-DNA4, Class M3 3.903% (LIBOR 1 Month + 3.80%), 03/25/2029(e)		410	422,750
Series 2017-DNA2, Class M2 3.553% (LIBOR 1 Month + 3.45%), 10/25/2029(e)		490	504,178
Series 2017-DNA3, Class M2 2.603% (LIBOR 1 Month + 2.50%), 03/25/2030(e)		964	982,352
Series 2017-HQA2, Class M2B 2.753% (LIBOR 1 Month + 2.65%), 12/25/2029(e)		1,320	1,353,034
Series 2020-DNA5, Class M2 2.85% (SOFR + 2.80%), 10/25/2050(c) (e)		1,070	1,078,204
Series 2021-DNA3, Class M2 2.15% (SOFR + 2.10%), 10/25/2033(c) (e)		779	791,699
Series 2021-DNA5, Class M2 1.70% (SOFR + 1.65%), 01/25/2034(c) (e)		751	754,372
Series 2021-DNA6, Class M2 1.55% (SOFR + 1.50%), 10/25/2041(c) (e)		2,513	2,511,782
Series 2021-DNA7, Class M2 1.85% (SOFR + 1.80%), 11/25/2041(c) (e)		2,412	2,417,576
Series 2021-HQA4, Class M2 2.40% (SOFR + 2.35%), 12/25/2041(c) (e)		1,530	1,531,468
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 2M2 4.103% (LIBOR 1 Month + 4.00%), 05/25/2025(e)		17	17,051
Series 2015-C03, Class 2M2 5.103% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		37	36,839
Series 2015-C04, Class 1M2 5.803% (LIBOR 1 Month + 5.70%), 04/25/2028(e)		163	172,203
Series 2016-C05, Class 2M2 4.553% (LIBOR 1 Month + 4.45%), 01/25/2029(e)		1,297	1,343,216
Series 2016-C06, Class 1M2 4.353% (LIBOR 1 Month + 4.25%), 04/25/2029(e)		325	335,138

	Principal Amount (000)		U.S. $ Value
Series 2017-C01, Class 1M2
3.653% (LIBOR 1 Month + 3.55%), 07/25/2029(e)	U.S.$	772	$790,916
Series 2021-R02, Class 2M2 2.05% (SOFR + 2.00%), 11/25/2041(c) (e)		1,071	1,072,662
Home Re Ltd. Series 2020-1, Class M1B 3.352% (LIBOR 1 Month + 3.25%), 10/25/2030(c) (e)		870	872,607
Series 2021-2, Class M1B 1.65% (SOFR + 1.60%), 01/25/2034(c) (e)		1,162	1,159,182
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-CH1, Class M2 4.353% (LIBOR 1 Month + 4.25%), 11/25/2024 (e) (h)		59	57,598
Oaktown Re VII Ltd. Series 2021-2, Class M1A 1.65% (SOFR + 1.60%), 04/25/2034 (c) (e)		1,767	1,766,937
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.102% (LIBOR 1 Month + 2.00%), 03/27/2024(c) (e)		169	169,021
Series 2019-2R, Class A 2.852% (LIBOR 1 Month + 2.75%), 05/27/2023(c) (e)		968	959,080
Series 2019-3R, Class A 2.802% (LIBOR 1 Month + 2.70%), 10/27/2022(c) (e)		92	91,844
Series 2020-1R, Class A 2.452% (LIBOR 1 Month + 2.35%), 02/27/2023(e) (h)		348	347,560
Radnor Re Ltd. Series 2019-1, Class M1B 2.053% (LIBOR 1 Month + 1.95%), 02/25/2029(c) (e)		909	908,876
Series 2019-2, Class M1B 1.852% (LIBOR 1 Month + 1.75%), 06/25/2029(c) (e)		907	906,597
Series 2020-1, Class M1A 1.052% (LIBOR 1 Month + 0.95%), 01/25/2030(c) (e)		536	531,599
Series 2020-2, Class M1C 4.702% (LIBOR 1 Month + 4.60%), 10/25/2030(c) (e)		200	199,976
Traingle Re Ltd. Series 2020-1, Class M1B 4.002% (LIBOR 1 Month + 3.90%), 10/25/2030(c) (e)		2,553	2,553,499
Series 2021-3, Class M1A 1.95% (SOFR + 1.90%), 02/25/2034(c) (e)		1,282	1,281,435

	Principal Amount (000)		U.S. $ Value
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.353% (LIBOR 1 Month + 5.25%), 11/25/2025(e) (h)	U.S.$	229	$220,699
Series 2015-WF1, Class 2M2 5.603% (LIBOR 1 Month + 5.50%), 11/25/2025(e) (h)		60	59,772

			42,117,710

Non-Agency Fixed Rate – 1.1%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		71	61,408
Series 2006-24CB, Class A16 5.75%, 08/25/2036		415	312,467
Series 2006-28CB, Class A14 6.25%, 10/25/2036		307	219,097
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		187	166,760
Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2 2.50%, 06/25/2051(c)		706	704,922
CIM Trust Series 2021-INV1, Class A2 2.50%, 07/01/2051(c)		1,772	1,769,375
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		79	49,384
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 07/25/2036		309	198,474
Flagstar Mortgage Trust Series 2021-8INV, Class A3 2.50%, 09/25/2051(c)		1,586	1,584,938
Mello Mortgage Capital Acceptance Series 2021-INV2, Class A3 2.50%, 08/25/2051(c)		1,493	1,491,414
New Residential Mortgage Loan Trust Series 2021-INV1, Class A2 2.50%, 06/25/2051(c)		2,220	2,236,451
United Wholesale Mortgage Trust Series 2021-INV1, Class A3 2.50%, 08/25/2051(c)		1,945	1,953,304

			10,747,994

Agency Fixed Rate – 0.5%
Federal Home Loan Mortgage Corp. REMICs Series 4973, Class BI 4.50%, 05/25/2050(f)		6,816	1,184,508
Series 5015, Class BI 4.00%, 09/25/2050(f)		3,873	658,475
Series 5034, Class BI

	Principal Amount (000)		U.S. $ Value
4.50%, 11/25/2050(f)	U.S.$	5,077	$895,244
Series 5049, Class CI 3.50%, 12/25/2050(f)		4,207	571,112
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 0.632%, 05/28/2035		322	311,953
Federal National Mortgage Association REMICs Series 2020-89, Class KI 4.00%, 12/25/2050(f)		8,258	1,231,012

			4,852,304

Agency Floating Rate – 0.5%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 5.99% (6.10% - LIBOR 1 Month), 12/15/2044(e) (i)		1,715	287,792
Series 4693, Class SL 6.04% (6.15% - LIBOR 1 Month), 06/15/2047(e) (i)		1,800	333,214
Series 4954, Class SL 5.948% (6.05% - LIBOR 1 Month), 02/25/2050(e) (i)		2,746	483,350
Series 4981, Class HS 5.998% (6.10% - LIBOR 1 Month), 06/25/2050(e) (i)		6,052	964,135
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.438% (6.54% - LIBOR 1 Month), 12/25/2041(e) (i)		962	180,900
Series 2016-106, Class ES 5.898% (6.00% - LIBOR 1 Month), 01/25/2047(e) (i)		1,642	285,653
Series 2017-73, Class SA 6.048% (6.15% - LIBOR 1 Month), 09/25/2047(e) (i)		2,122	402,857
Series 2017-97, Class LS 6.098% (6.20% - LIBOR 1 Month), 12/25/2047(e) (i)		1,663	325,894
Series 2017-97, Class SW 6.098% (6.20% - LIBOR 1 Month), 12/25/2047(e) (i)		1,532	312,214
Government National Mortgage Association Series 2017-134, Class SE 6.096% (6.20% - LIBOR 1 Month), 09/20/2047(e) (i)		1,138	180,950
Series 2017-43, Class ST 5.996% (6.10% - LIBOR 1 Month), 03/20/2047(e) (i)		2,123	369,613
Series 2017-65, Class ST

	Principal Amount (000)		U.S. $ Value
6.046% (6.15% - LIBOR 1 Month), 04/20/2047(e) (i)	U.S.$	1,934	$348,255

			4,474,827

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.482% (LIBOR 1 Month + 0.38%), 12/25/2036 (e)		913	422,122
HomeBanc Mortgage Trust Series 2005-1, Class A1 0.602% (LIBOR 1 Month + 0.50%), 03/25/2035 (e)		202	180,731
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 2.202% (LIBOR 1 Month + 2.10%), 04/25/2047(c) (e)		262	265,986

			868,839

Total Collateralized Mortgage Obligations (cost $63,576,277)			63,061,674

ASSET-BACKED SECURITIES – 4.2%
Other ABS—Fixed Rate – 2.6%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(c)		2,101	2,091,229
Affirm Asset Securitization Trust
Series 2020-A, Class A 2.10%, 02/18/2025(c)		1,132	1,134,736
Series 2021-Z1, Class A 1.07%, 08/15/2025(c)		756	754,158
Series 2021-Z2, Class A 1.17%, 11/16/2026(c)		789	787,620
Atalaya Equipment Leasing Trust
Series 2021-1A, Class A1 0.326%, 11/15/2022(c)		887	887,178
Series 2021-1A, Class B 2.08%, 02/15/2027(c)		509	507,376
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(c)		445	443,138
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(c)		637	637,335
Conn’s Receivables Funding LLC Series 2021-A, Class A 1.05%, 05/15/2026(c)		2,994	2,991,418
Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(c)		186	184,436

	Principal Amount (000)		U.S. $ Value
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(c) (g)	U.S.$	935	$917,976
Diamond Issuer Series 2021-1A, Class A 2.305%, 11/20/2051(c)		1,941	1,927,306
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(c)		1,063	1,067,133
FREED ABS Trust Series 2021-2, Class C 1.94%, 06/19/2028(c)		1,760	1,761,889
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(c)		701	698,708
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(c)		788	869,570
Series 2020-1A, Class A2 3.981%, 12/20/2050(c)		485	507,356
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(c)		1,113	1,105,941
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(c)		775	777,488
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(c)		620	618,140
Series 2021-CA, Class B 2.53%, 04/20/2062(c)		907	889,034
Series 2021-DA, Class B 2.90%, 04/20/2062(c)		798	805,026
Upstart Securitization Trust Series 2020-3, Class A 1.702%, 11/20/2030(c)		367	368,514
Series 2021-3, Class B 1.66%, 07/20/2031(c)		1,360	1,342,288

			24,074,993

Autos—Fixed Rate – 1.3%
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A 3.70%, 09/20/2024(c)		1,700	1,763,224
Series 2018-2A, Class A 4.00%, 03/20/2025(c)		1,680	1,771,008
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		905	895,799
Series 2021-N4, Class D 2.30%, 09/11/2028		793	792,755
Series 2021-P4, Class D 2.61%, 09/11/2028		989	988,551

	Principal Amount (000)		U.S. $ Value

CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027 (c)	U.S.$	1,350	$1,333,105
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026 (c)		877	870,725
First Investors Auto Owner Trust
Series 2019-1A, Class B 3.02%, 03/17/2025(c)		820	821,565
Series 2020-1A, Class A 1.49%, 01/15/2025(c)		130	130,376
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033 (c)		1,390	1,372,486
LAD Auto Receivables Trust Series 2021-1A, Class A 1.30%, 08/17/2026 (c)		1,543	1,539,193

			12,278,787

Credit Cards - Fixed Rate – 0.3%
Brex Commercial Charge Card Master Trust Series 2021-1, Class A 2.09%, 07/15/2024 (c)		1,021	1,027,062
Chase Issuance Trust Series 2012-A7, Class A7 2.16%, 09/15/2024		200	202,423
Mission Lane Credit Card Master Trust Series 2021-A, Class B 2.24%, 09/15/2026 (c)		400	393,159
World Financial Network Credit Card Master Trust Series 2019-B, Class M 3.04%, 04/15/2026		1,600	1,618,176

			3,240,820

Home Equity Loans - Floating Rate – 0.0%
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 0.702% (LIBOR 1 Month + 0.60%), 04/25/2034 (e)		46	45,620

Total Asset-Backed Securities (cost $39,555,831)			39,640,220

COLLATERALIZED LOAN OBLIGATIONS – 2.7%
CLO - Floating Rate – 2.7%
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class A 1.347% (LIBOR 3 Month + 1.20%), 07/20/2034 (c) (e)		1,472	1,473,123

	Principal Amount (000)		U.S. $ Value

Dryden 78 CLO Ltd.
Series 2020-78A, Class C 2.072% (LIBOR 3 Month + 1.95%), 04/17/2033(c) (e)	U.S.$	1,260	$1,260,822
Series 2020-78A, Class D 3.122% (LIBOR 3 Month + 3.00%), 04/17/2033(c) (e)		400	400,222
Elevation CLO Ltd. Series 2020-11A, Class C 2.324% (LIBOR 3 Month + 2.20%), 04/15/2033 (c) (e)		1,080	1,049,187
Elmwood CLO IX Ltd. Series 2021-2A, Class A 1.269% (LIBOR 3 Month + 1.13%), 07/20/2034 (c) (e)		1,500	1,499,146
Flatiron CLO 21 Ltd. Series 2021-1A, Class A1 1.261% (LIBOR 3 Month + 1.11%), 07/19/2034 (c) (e)		1,130	1,126,182
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 1.202% (LIBOR 3 Month + 1.07%), 04/20/2034 (c) (e)		1,491	1,485,284
Kayne CLO 11 Ltd. Series 2021-11A, Class D 3.024% (LIBOR 3 Month + 2.90%), 04/15/2034 (c) (e)		950	943,442
Kayne CLO 7 Ltd. Series 2020-7A, Class C 2.122% (LIBOR 3 Month + 2.00%), 04/17/2033 (c) (e)		570	570,457
Madison Park Funding LI Ltd. Series 2021-51A, Class D 3.20% (LIBOR 3 Month + 3.05%), 07/19/2034 (c) (e)		889	881,221
Magnetite XXVI Ltd. Series 2020-26A, Class A1R 1.21% (LIBOR 3 Month + 1.12%), 07/25/2034 (c) (e)		2,847	2,843,932
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 1.242% (LIBOR 3 Month + 1.13%), 07/17/2035 (c) (e)		1,729	1,728,402
New Mountain CLO 3 Ltd. Series CLO-3A, Class D 3.481% (LIBOR 3 Month + 3.35%), 10/20/2034 (c) (e)		250	246,352
OCP CLO Ltd. Series 2020-18A, Class AR 1.222% (LIBOR 3 Month + 1.09%), 07/20/2032 (c) (e)		1,954	1,955,127
Pikes Peak CLO 8 Series 2021-8A, Class A 1.322% (LIBOR 3 Month + 1.17%), 07/20/2034 (c) (e)		1,907	1,906,537

	Principal Amount (000)		U.S. $ Value

Regatta XX Funding Ltd. Series 2021-2A, Class A 1.244% (LIBOR 3 Month + 1.16%), 10/15/2034 (c) (e)	U.S.$	2,924	$2,922,223
Rockford Tower CLO Ltd.
Series 2021-1A, Class D 3.132% (LIBOR 3 Month + 3.00%), 07/20/2034 (c) (e)		1,883	1,861,089
Series 2021-2A, Class A1 1.273% (LIBOR 3 Month + 1.16%), 07/20/2034 (c) (e)		1,310	1,309,068
Voya CLO Ltd. Series 2019-1A, Class DR 2.974% (LIBOR 3 Month + 2.85%), 04/15/2031 (c) (e)		480	465,316

Total Collateralized Loan Obligations (cost $26,023,842)			25,927,132

INFLATION-LINKED SECURITIES – 2.7%
Canada – 0.5%
Canadian Government Real Return Bond 1.50%, 12/01/2044	CAD	4,628	5,038,540

United States – 2.2%
U.S. Treasury Inflation Index 0.375%, 01/15/2027 (TIPS)	U.S.$	18,907	20,812,916

Total Inflation-Linked Securities (cost $25,670,291)			25,851,456

CORPORATES—NON-INVESTMENT GRADE – 2.6%
Industrial – 2.1%
Capital Goods – 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028 (c)		1,463	1,446,878
GFL Environmental, Inc. 3.50%, 09/01/2028 (c)		882	868,814
TK Elevator Midco GmbH 4.375%, 07/15/2027 (c)	EUR	331	389,385

			2,705,077

Communications—Media – 0.6%
Altice Financing SA 3.00%, 01/15/2028 (c)		540	581,942
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033 (c)	U.S.$	1,591	1,625,791
DISH DBS Corp. 5.75%, 12/01/2028 (c)		996	1,005,960
Sirius XM Radio, Inc. 4.00%, 07/15/2028 (c)		1,407	1,416,511
Summer BC Holdco B SARL 5.75%, 10/31/2026 (c)	EUR	540	639,714

	Principal Amount (000)		U.S. $ Value

VZ Vendor Financing II BV 2.875%, 01/15/2029 (c)	EUR	540	$595,301

			5,865,219

Communications – Telecommunications - 0.3%
Altice France SA/France 3.375%, 01/15/2028 (c)		259	286,768
Lorca Telecom Bondco SA 4.00%, 09/18/2027 (c)		540	625,254
Lumen Technologies, Inc. 4.50%, 01/15/2029 (c)	U.S.$	1,401	1,358,592

			2,270,614

Consumer Cyclical – Automotive - 0.1%
Adient Global Holdings Ltd. 3.50%, 08/15/2024 (c)	EUR	295	339,545
ZF Finance GmbH 3.75%, 09/21/2028 (c)		400	490,694

			830,239

Consumer Cyclical – Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028 (c)	U.S.$	1,545	1,533,768
Mattel, Inc. 3.75%, 04/01/2029 (c)		530	550,325

			2,084,093

Consumer Cyclical Retailers – 0.1%
Levi Strauss & Co. 3.50%, 03/01/2031 (c)		951	969,744

Consumer Non - Cyclical – 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029 (c)		959	959,729
IQVIA, Inc. 2.25%, 03/15/2029 (c)	EUR	310	351,802
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/2029 (c)	U.S.$	1,540	1,534,641
Newell Brands, Inc. 4.70%, 04/01/2026		547	596,607
Nobel Bidco BV 3.125%, 06/15/2028 (c)	EUR	107	118,997
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028 (c)		320	366,968

			3,928,744

Energy – 0.1%
Transocean Poseidon Ltd. 6.875%, 02/01/2027 (c)	U.S.$	491	476,304

	Principal Amount (000)		U.S. $ Value

Technology – 0.0%
Playtech PLC 4.25%, 03/07/2026 (c)	EUR	310	$360,837

Transportation - Airlines – 0.0%
Deutsche Lufthansa AG 3.00%, 05/29/2026 (c)		200	227,388

			19,718,259

Financial Institutions – 0.4%
Banking – 0.4%
Credit Suisse Group AG 6. 375%, 08/21/2026(c) (d)	U.S.$	355	382,480
7.50%, 07/17/2023-12/11/2023(c) (d)		3,124	3,308,761
Intesa Sanpaolo SpA 5.017%, 06/26/2024 (c)		757	810,982

			4,502,223

Utility – 0.1%

Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026 (c) (d)		648	657,454

Total Corporates - Non-Investment Grade (cost $24,664,860)			24,877,936

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 1.0%
United States – 1.0%
Port Authority of New York & New Jersey Series 2020-A 1.086%, 07/01/2023		1,000	1,005,329
State Board of Administration Finance Corp. Series 2020-A 1.705%, 07/01/2027		1,634	1,629,919
State of California Series 2010 7.625%, 03/01/2040		2,040	3,378,775
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035		1,208	1,237,059
University of California Series 2021-B 3.071%, 05/15/2051		2,070	2,087,427

Total Local Governments - US Municipal Bonds (cost $8,022,610)			9,338,509

EMERGING MARKETS - CORPORATE BONDS – 0.7%
Industrial – 0.7%
Basic – 0.1%
CSN Resources SA 4.625%, 06/10/2031 (c)		698	664,322
Volcan Cia Minera SAA 4.375%, 02/11/2026 (c)		397	383,055

			1,047,377

	Principal Amount (000)		U.S. $ Value

Capital Goods – 0.3%
Cemex SAB de CV 3.875%, 07/11/2031 (c)	U.S.$	1,525	$1,520,234
Embraer Netherlands Finance BV
5.40%, 02/01/2027		1,025	1,067,922
6.95%, 01/17/2028(c)		537	595,164
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058 (c)		417	2,207

			3,185,527

Communications – Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030 (c)		645	626,376

Consumer Cyclical – Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028 (c)		730	672,056

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026 (c)		525	530,020
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	350	396,184

			926,204

			6,457,540

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026 (h)	U.S.$	117	119,535

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033 (c) (j)		366	16,274

Total Emerging Markets—Corporate Bonds (cost $7,305,526)			6,593,349

QUASI-SOVEREIGNS – 0.5%
Quasi-Sovereign Bonds – 0.5%
Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025 (c)		591	627,938
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.45%, 05/21/2028 (c)		447	512,178

			1,140,116

Mexico – 0.2%
Comision Federal de Electricidad 3.348%, 02/09/2031 (c)		1,685	1,652,142

	Principal Amount (000)		U.S. $ Value
Petroleos Mexicanos 6.75%, 09/21/2047	U.S.$	790	$697,175

			2,349,317

Peru – 0.2%

Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027 (c)		1,473	1,432,032

Total Quasi-Sovereigns (cost $4,888,482)			4,921,465

EMERGING MARKETS - SOVEREIGNS – 0.5%
Dominican Republic – 0.2%
Dominican Republic International Bond 4.875%, 09/23/2032 (c)		1,919	1,949,944

Egypt – 0.2%
Egypt Government International Bond 5.875%, 02/16/2031 (c)		1,897	1,679,224

Oman – 0.1%
Oman Government International Bond
4.875%, 02/01/2025(c)		345	358,904
6.25%, 01/25/2031(c)		469	511,444

			870,348

Total Emerging Markets - Sovereigns (cost $4,591,172)			4,499,516

	Shares

COMMON STOCKS – 0.3%
Financials – 0.3%
Insurance – 0.3%

Mt Logan Re Ltd. (Preference Shares)(g) (k) (l) (m) (cost $2,266,850)		2,267	2,394,630

	Principal Amount (000)

AGENCIES – 0.3%
Agency Debentures – 0.3%
Federal Home Loan Bank 2.50%, 02/13/2024	U.S.$	1,465	1,517,900
Federal National Mortgage Association
6.25%, 05/15/2029		355	471,947
6.625%, 11/15/2030		260	366,451

Total Agencies (cost $2,242,413)			2,356,298

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		696	626,966

	Principal Amount (000)		U.S. $ Value

Qatar – 0.0%
Qatar Government International Bond 3.40%, 04/16/2025 (c)	U.S.$	565	$599,006

Saudi Arabia – 0.1%
Saudi Government International Bond 2.90%, 10/22/2025 (c)		1,022	1,068,948

Total Governments - Sovereign Bonds (cost $2,278,214)			2,294,920

	Shares

SHORT-TERM INVESTMENTS – 6.7%
Investment Companies – 3.6%
AB Fixed Income Shares, Inc.- Government Money Market Portfolio -Class AB, 0.01%(n) (o) (p) (cost $33,693,786)		33,693,786	33,693,786

	Principal Amount (000)

U.S. Treasury Bills – 3.1%
U.S. Treasury Bill Zero Coupon, 03/10/2022-05/19/2022 (cost $29,217,136)	U.S.$	29,220	29,215,215

Total Short-Term Investments (cost $62,910,922)			62,909,001

Total Investments – 104.3% (cost $970,750,467)(q)			986,125,710
Other assets less liabilities – (4.3)%			(40,407,812)

Net Assets – 100.0%			$945,717,898

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	115	March 2022	$16,840,313	$124,629
U.S. T-Note 2 Yr (CBT) Futures	239	March 2022	52,143,078	(66,343)
U.S. T-Note 5 Yr (CBT) Futures	214	March 2022	25,888,984	(44,151)
U.S. Ultra Bond (CBT) Futures	75	March 2022	14,784,375	370,201

				$384,336

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	9,457	RUB	706,753	03/02/2022	$(108,626)
Goldman Sachs Bank USA	MYR	10,195	USD	2,402	06/16/2022	(30,758)
HSBC Bank USA	SEK	81,552	USD	9,335	01/20/2022	309,102
Morgan Stanley Capital Services, Inc.	AUD	26,345	USD	19,478	02/08/2022	308,239
Morgan Stanley Capital Services, Inc.	CAD	30,257	USD	24,038	02/10/2022	120,012
Morgan Stanley Capital Services, Inc.	EUR	4,404	USD	4,965	02/10/2022	(52,880)
State Street Bank & Trust Co.	SEK	8	USD	1	01/20/2022	—
State Street Bank & Trust Co.	USD	1	SEK	8	01/20/2022	(2)
State Street Bank & Trust Co.	AUD	1,193	USD	841	02/08/2022	(27,307)
State Street Bank & Trust Co.	USD	744	AUD	1,039	02/08/2022	12,608
State Street Bank & Trust Co.	EUR	723	USD	818	02/10/2022	(5,905)
State Street Bank & Trust Co.	USD	215	EUR	191	02/10/2022	1,954

						$526,437

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

USD	12,450	09/07/2031	2.519%	CPI#	Maturity	$561,161	$—	$561,161

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SEK	307,100	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/ Annual	$(544,470)	$202	$(544,672)
USD	4,950	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	(100,528)	—	(100,528)
CAD	5,280	03/04/2051	2.333%	3 Month CDOR	Semi-Annual	(218,911)	—	(218,911)

						$(863,909)	$202	$(864,111)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.83%	USD	1,980	$184,965	$131,762	$53,203
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	1,608	150,214	114,649	35,565
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	804	75,107	60,884	14,223
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	400	37,367	25,900	11,467
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	400	37,367	25,900	11,467
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	380	35,498	25,156	10,342
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	133	12,424	26,207	(13,783)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	133	12,424	26,227	(13,803)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	1,254	117,144	242,100	(124,956)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	1,248	116,584	249,284	(132,700)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	3,130	292,394	609,774	(317,380)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	6,261	584,881	1,242,749	(657,868)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	997	93,136	169,453	(76,317)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	663	61,935	131,067	(69,132)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.83%	USD	532	$49,698	$101,146	$(51,448)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.83	USD	1,063	99,302	212,622	(113,320)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	7	(1,953)	(1,074)	(879)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	10	(2,790)	(1,227)	(1,563)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	25	(6,974)	(2,422)	(4,552)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	35	(9,764)	(4,020)	(5,744)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	42	(11,716)	(5,431)	(6,285)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	49	(13,670)	(6,956)	(6,714)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	44	(12,274)	(5,558)	(6,716)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	43	(11,995)	(5,196)	(6,799)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	50	(13,948)	(6,241)	(7,707)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	50	(13,948)	(6,042)	(7,906)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	71	(19,806)	(8,580)	(11,226)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	72	(20,085)	(7,851)	(12,234)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	102	(28,454)	(11,122)	(17,332)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	116	$(32,360)	$(13,324)	$(19,036)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	509	(141,992)	(60,129)	(81,863)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	635	(177,422)	(47,977)	(129,445)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	5	(1,395)	(595)	(800)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	165	(46,029)	(19,498)	(26,531)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	251	(70,020)	(19,387)	(50,633)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	240	(66,952)	(15,805)	(51,147)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	417	(116,329)	(58,924)	(57,405)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	324	(90,385)	(25,558)	(64,827)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	388	(108,239)	(22,010)	(86,229)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,199	(334,758)	(115,147)	(219,611)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.00	USD	1,460	(142,367)	(27,228)	(115,139)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	28	(7,811)	(4,051)	(3,760)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	31	(8,648)	(3,787)	(4,861)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	45	(12,553)	(5,024)	(7,529)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	45	$(12,554)	$(4,234)	$(8,320)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	45	(12,553)	(3,912)	(8,641)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	322	(89,826)	(50,128)	(39,698)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	325	(90,663)	(47,585)	(43,078)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	278	(77,552)	(33,366)	(44,186)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	268	(74,763)	(22,058)	(52,705)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	448	(124,976)	(70,747)	(54,229)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	609	(170,169)	(66,459)	(103,710)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	609	(170,169)	(66,433)	(103,736)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	949	(265,017)	(69,175)	(195,842)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	56	(15,621)	(5,203)	(10,418)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	59	(16,459)	(5,484)	(10,975)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	138	(38,497)	(16,773)	(21,724)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	239	(66,672)	(22,148)	(44,524)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	338	(94,290)	(39,830)	(54,460)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	974	(271,989)	(113,889)	(158,100)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	369	$(102,938)	$(24,784)	$(78,154)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,199	(334,758)	(152,252)	(182,506)

						$(1,593,663)	$2,070,256	$(3,663,919)

*	Termination date

**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $242,719,226 or 25.7% of net assets.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2021.
(f)	IO—Interest Only.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.47% of net assets as of December 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$487,203	$481,914	0.05%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	1,017,810	1,002,706	0.11%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	60,515	59,357	0.01%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	1,805,633	1,726,861	0.18%
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-CH1, Class M2 4.353%, 11/25/2024	11/06/2015	58,369	57,598	0.01%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.06%, 11/15/2026	11/16/2015	317,990	293,419	0.03%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.452%, 02/27/2023	11/02/2020	$347,673	$347,560	0.04%
Terraform Global Operating LLC 6.125%, 03/01/2026	08/02/2018	117,000	119,535	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.353%, 11/25/2025	09/28/2015	229,781	220,699	0.02%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.603%, 11/25/2025	09/28/2015	60,202	59,772	0.01%

(i)	Inverse interest only security.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2021.
(k)	Fair valued by the Adviser.
(l)	Non-income producing security.
(m)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/31/2014	$2,266,850	$2,394,630	0.25%

(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of December 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,321,005 and gross unrealized depreciation of investments was $(12,001,858), resulting in net unrealized appreciation of $12,319,147.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

MYR – Malaysian Ringgit

RUB – Russian Ruble

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

Sanford C. Bernstein Fund II, Inc.

Intermediate Duration Institutional Portfolio

December 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$337,005,989	$—	$337,005,989
Corporates - Investment Grade	—	217,090,512	—	217,090,512
Commercial Mortgage-Backed Securities	—	79,819,863	1,543,977	81,363,840
Mortgage Pass-Throughs	—	75,999,263	—	75,999,263
Collateralized Mortgage Obligations	—	63,061,674	—	63,061,674
Asset-Backed Securities	—	38,722,244	917,976	39,640,220
Collateralized Loan Obligations	—	25,927,132	—	25,927,132
Inflation-Linked Securities	—	25,851,456	—	25,851,456
Corporates - Non-Investment Grade	—	24,877,936	—	24,877,936
Local Governments - US Municipal Bonds	—	9,338,509	—	9,338,509
Emerging Markets - Corporate Bonds	—	6,593,349	—	6,593,349
Quasi-Sovereigns	—	4,921,465	—	4,921,465
Emerging Markets - Sovereigns	—	4,499,516	—	4,499,516
Common Stocks	—	—	2,394,630	2,394,630
Agencies	—	2,356,298	—	2,356,298
Governments - Sovereign Bonds	—	2,294,920	—	2,294,920
Short-Term Investments:
Investment Companies	33,693,786	—	—	33,693,786
U.S. Treasury Bills	—	29,215,215	—	29,215,215

Total Investments in Securities	33,693,786	947,575,341	4,856,583	986,125,710
Other Financial Instruments(a):
Assets:
Futures	494,830	—	—	494,830
Forward Currency Exchange Contracts	—	751,915	—	751,915
Centrally Cleared Inflation (CPI) Swaps	—	561,161	—	561,161
Credit Default Swaps	—	1,960,440	—	1,960,440
Liabilities:
Futures	(110,494)	—	—	(110,494)

Investments in Securities:	Level 1	Level 2	Level 3	Total
Forward Currency Exchange Contracts	—	(225,478)	—	(225,478)
Centrally Cleared Interest Rate Swaps	—	(863,909)	—	(863,909)
Credit Default Swaps	—	(3,554,103)	—	(3,554,103)

Total	$34,078,122	$946,205,367	$4,856,583	$985,140,072

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2021 is as follows:

Fund	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,938	$147,118	$117,362	$33,694	0	*

*	Amount less than $500.